Business Combinations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Aggregate Revenues of the Acquired Businesses		$ 370,302	$ 383,527
Net Earnings of the Acquired Businesses	[1]	(1,164,511)	$ (76,542)
Business combination, acquisition related cost		13,863
Restructuring and Other Costs
Business Acquisition [Line Items]
Business combination, acquisition related cost		9,319
Acquired Businesses
Business Acquisition [Line Items]
Aggregate Revenues of the Acquired Businesses		5,237
Net Earnings of the Acquired Businesses		$ 3,654

[1]	The pro forma net loss for three months ended March 31, 2022 was adjusted to exclude acquisition cost and include additional amortization and interest expense that would have been incurred assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for the three months ended March 31, 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been incurred assuming the intangible assets and debt had been recorded as of January 1, 2021.